                              SEPARATE ACCOUNT VA-K

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                      * * *
The Company is offering new optional Enhanced Earnings, as described below. Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section OPTIONAL RIDER CHARGES is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES
   Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:

     1.Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:                    0.25%
     2.Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period:                0.15%
     3. Enhanced Earnings Rider                                                                   0.25%

                                      * * *

The following new EXPENSE EXAMPLES are added to the SUMMARY OF FEES AND EXPENSES in the Prospectus:

(3)(a) If, at the end of the applicable time period, the Contract is surrendered or annuitized under a commutable period certain option or a non-commutable period certain option of less than the years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually) and the Enhanced Earnings Rider issued at age 75 (charge of 0.25% annually):

                                                                   1 YEAR     3 YEARS       5 YEARS     10 YEARS
                                                                   ---------------------------------------------
AIT Core Equity Fund                                                  $100        $148         $187        $290
AIT Equity Index Fund                                                 $98         $141         $175        $267
AIT Government Bond Fund                                              $100        $149         $189        $294
AIT Money Market Fund                                                 $98         $142         $176        $270
AIT Select Aggressive Growth Fund                                     $102        $155         $199        $316
AIT Select Capital Appreciation Fund                                  $103        $158         $205        $326
AIT Select Emerging Markets Fund                                      $112        $184         $248        $411
AIT Select Growth Fund                                                $101        $152         $194        $306
AIT Select Growth and Income Fund                                     $102        $154         $198        $314
AIT Select International Equity Fund                                  $104        $159         $207        $331
AIT Select Investment Grade Income Fund                               $99         $145         $183        $283
AIT Select Strategic Growth Fund                                      $105        $164         $214        $346
AIT Select Strategic Income Fund                                      $104        $160         $208        $334
AIT Select Value Opportunity Fund                                     $103        $158         $205        $326
AIM V.I. Aggressive Growth Fund                                       $106        $167         $219        $356
AIM V.I. Blue Chip Fund                                               $107        $171         $226        $368
AIM V.I. Value Fund                                                   $102        $155         $200        $317
Alliance Growth and Income Portfolio (Class B)                        $103        $158         $205        $327
Alliance Premier Growth Portfolio (Class B)                           $107        $168         $221        $359
DGPF Growth Opportunities Series (Service Class)                      $104        $159         $207        $331
DGPF International Equity Series                                      $103        $158         $205        $327
Eaton Vance VT Floating Rate-Income Fund                              $105        $165         $216        $348
Fidelity VIP Equity-Income Portfolio                                  $100        $147         $186        $290


Fidelity VIP Growth Portfolio                                         $101        $150         $191        $298
Fidelity VIP High Income Portfolio                                    $101        $151         $192        $301
Fidelity VIP Overseas Portfolio                                       $100        $149         $189        $294
Fidelity VIP II Asset Manager Portfolio                               $103        $157         $204        $324
Fidelity VIP II Contrafund(R)Portfolio (Service Class 2)              $103        $158         $205        $327
Fidelity VIP III Growth Opportunities Portfolio (Service Class 2)     $103        $157         $202        $321
FT VIP Franklin Natural Resources Securities Fund (Class 2)           $103        $157         $204        $324
FT VIP Franklin Small Cap Fund (Class 2)                              $104        $161         $210        $337
INVESCO VIF Health Sciences Fund                                      $104        $162         $211        $338
Janus Aspen Growth Portfolio (Service Shares)                         $105        $163         $212        $342
Janus Aspen Growth and Income Portfolio (Service Shares)              $103        $157         $204        $324
Pioneer Emerging Markets VCT Portfolio (Class II)                     $114        $190         $257        $430
Pioneer Real Estate Growth VCT Portfolio (Class II)                   $107        $169         $223        $364
Scudder Technology Growth Portfolio                                   $102        $155         $199        $315
SVS Dreman Financial Services Portfolio                               $103        $157         $203        $322
T. Rowe Price International Stock Portfolio                           $104        $161         $210        $336

(3)(b) If, at the end of the applicable time period, the Contract is annuitized under a life option or a non-commutable period certain option of ten years or more or if the Contract is NOT surrendered or annuitized, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually) and the Enhanced Earnings Rider issued at age 75 (charge of 0.25% annually):

                                                                   1 YEAR     3 YEARS       5 YEARS     10 YEARS
                                                                   ---------------------------------------------
AIT Core Equity Fund                                                  $26          $80         $137        $290
AIT Equity Index Fund                                                 $24          $73         $125        $267
AIT Government Bond Fund                                              $26          $81         $139        $294
AIT Money Market Fund                                                 $24          $74         $126        $270
AIT Select Aggressive Growth Fund                                     $29          $88         $149        $316
AIT Select Capital Appreciation Fund                                  $30          $91         $155        $326
AIT Select Emerging Markets Fund                                      $39         $119         $200        $411
AIT Select Growth Fund                                                $28          $85         $144        $306
AIT Select Growth and Income Fund                                     $28          $87         $148        $314
AIT Select International Equity Fund                                  $30          $92         $157        $331
AIT Select Investment Grade Income Fund                               $25          $78         $133        $283
AIT Select Strategic Growth Fund                                      $32          $97         $165        $346
AIT Select Strategic Income Fund                                      $30          $93         $159        $334
AIT Select Value Opportunity Fund                                     $30          $91         $155        $326
AIM V.I. Aggressive Growth Fund                                       $33         $100         $170        $356
AIM V.I. Blue Chip Fund                                               $34         $104         $177        $368
AIM V.I. Value Fund                                                   $29          $88         $150        $317
Alliance Growth and Income Portfolio (Class B)                        $30          $91         $155        $327
Alliance Premier Growth Portfolio (Class B)                           $33         $102         $172        $359
DGPF Growth Opportunities Series (Service Class)                      $30          $92         $157        $331
DGPF International Equity Series                                      $30          $91         $155        $327
Eaton Vance VT Floating Rate-Income Fund                              $32          $98         $166        $348
Fidelity VIP Equity-Income Portfolio                                  $26          $80         $136        $290
Fidelity VIP Growth Portfolio                                         $27          $82         $141        $298
Fidelity VIP High Income Portfolio                                    $27          $83         $142        $301
Fidelity VIP Overseas Portfolio                                       $26          $81         $139        $294
Fidelity VIP II Asset Manager Portfolio                               $30          $90         $154        $324
Fidelity VIP II Contrafund(R)Portfolio (Service Class 2)              $30          $91         $155        $327
Fidelity VIP III Growth Opportunities Portfolio (Service Class 2)     $29          $89         $152        $321
FT VIP Franklin Natural Resources Securities Fund (Class 2)           $30          $90         $154        $324
FT VIP Franklin Small Cap Fund (Class 2)                              $31          $95         $161        $337
INVESCO VIF Health Sciences Fund                                      $31          $95         $161        $338

                                       2

Janus Aspen Growth Portfolio (Service Shares)                         $31          $96         $163        $342
Janus Aspen Growth and Income Portfolio (Service Shares)              $30          $90         $154        $324
Pioneer Emerging Markets VCT Portfolio (Class II)                     $41         $125         $210        $430
Pioneer Real Estate Growth VCT Portfolio (Class II)                   $34         $103         $175        $364
Scudder Technology Growth Portfolio                                   $29          $87         $149        $315
SVS Dreman Financial Services Portfolio                               $29          $90         $153        $322
T. Rowe Price International Stock Portfolio                           $31          $94         $160        $336

                                      * * *

                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. The EER is available at issue up to age 75 of the Annuitant.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2.   The difference between (a) and (b) must be greater than zero, where:
     (a) is the Accumulated Value, and
     (b) is gross payments not previously withdrawn.

     If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.25% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2
Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3
Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4
Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

THE EER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER AT ANY TIME.

                                      * * *
SUPPLEMENT DATED NOVEMBER 9, 2001
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